RESTRUCTURING (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) employee	Dec. 31, 2019 USD ($)
Restructuring Cost and Reserve [Line Items]
Outstanding liabilities	$ 8,655	$ 8,655
Restructuring Reserve [Roll Forward]
Balance, beginning of period	8,655	2,486
Reclassification from long-term obligations	0	1,617
Expensed - continuing operations	8,740	26,262
Disbursements	(13,475)	(23,424)
Foreign exchange	89	(184)
Balance, end of period	5,750	8,655
April 2019
Restructuring Cost and Reserve [Line Items]
Restructuring costs	400	26,500
Outstanding liabilities	8,655	8,655
Restructuring Reserve [Roll Forward]
Balance, beginning of period	8,655
Balance, end of period	$ 1,254	8,655
Previous Restructuring Initiatives
Restructuring Cost and Reserve [Line Items]
Restructuring costs		1,700
Q3 2020
Restructuring Cost and Reserve [Line Items]
Number of positions eliminated | employee	120
Severance Costs	$ 10,200
Outstanding liabilities	0	0
Restructuring Reserve [Roll Forward]
Balance, beginning of period	0
Balance, end of period	4,496	0
Discontinued Operations, Disposed of by Sale
Restructuring Reserve [Roll Forward]
Expensed - continuing operations	1,741	1,898
Discontinued Operations, Disposed of by Sale | Q3 2020
Restructuring Cost and Reserve [Line Items]
Severance Costs	1,700
Accounts payable and accrued liabilities (note 21)
Restructuring Cost and Reserve [Line Items]
Outstanding liabilities	8,655	8,655
Restructuring Reserve [Roll Forward]
Balance, beginning of period	8,655
Balance, end of period	5,750	$ 8,655
Accounts payable and accrued liabilities (note 21) | Q3 2020
Restructuring Cost and Reserve [Line Items]
Outstanding liabilities	4,500
Restructuring Reserve [Roll Forward]
Balance, end of period	$ 4,500